Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 538,548	₩ 1,185,892
Trade accounts and notes payable	3,307,687	4,156,149
Other accounts payable	1,462,662	1,723,867
Long-term other accounts payable	248,238	323,400
Security deposits received	147,478	189,214
Lease liabilities	62,604	60,653
Derivatives	7,157	11,184
Cash outflow	325,920	75,016
Cash inflow	(318,763)	(63,832)
Total	18,720,683	22,104,354
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	198,654	631,539
Trade accounts and notes payable	3,307,687	3,884,788
Other accounts payable	1,432,529	1,404,896
Security deposits received	480
Lease liabilities	23,122	23,948
Derivatives	3,027	930
Cash outflow	18,751	21,402
Cash inflow	(15,724)	(20,472)
Total	7,502,817	9,676,908
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	213,751	11,638
Trade accounts and notes payable		271,361
Other accounts payable	30,133	318,971
Security deposits received	4,109	808
Lease liabilities	14,889	12,681
Derivatives	2,416	3,447
Cash outflow	13,131	20,467
Cash inflow	(10,715)	(17,020)
Total	1,501,455	3,228,633
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	126,143	416,573
Long-term other accounts payable	67,441	69,090
Security deposits received	142,864	6,841
Lease liabilities	10,342	13,889
Derivatives	1,792	4,495
Cash outflow	292,017	22,342
Cash inflow	(290,225)	(17,847)
Total	4,973,355	4,452,103
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds		126,142
Long-term other accounts payable	180,797	192,570
Security deposits received	25	181,565
Lease liabilities	14,095	9,423
Derivatives	(78)	2,312
Cash outflow	2,021	10,805
Cash inflow	(2,099)	(8,493)
Total	4,742,900	4,658,945
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term other accounts payable		61,740
Lease liabilities	156	712
Total	156	87,765
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	12,946,309	14,453,995
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	2,537,318	3,730,807
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,236,157	2,609,727
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,624,773	3,941,215
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,548,061	4,146,933
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings		25,313
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	12,141,044	13,412,275
Bonds	523,094	1,137,839
Trade accounts and notes payable	3,307,687	4,156,149
Other accounts payable	1,461,014	1,720,670
Long-term other accounts payable	218,683	279,774
Security deposits received	138,384	160,713
Lease liabilities	59,678	57,975
Derivatives	9,553	10,768
Total	₩ 17,859,137	₩ 20,936,163